                                               |-------------------------------|
                                               |          OMB APPROVAL         |
                                               |-------------------------------|
                                               |OMB Number:      3235-0006     |
                                               |Expires:   December 31, 2009   |
                                               |Estimated average burden       |
                                               |hours per form........22.6     |
                                               |-------------------------------|

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

                Report for the Calendar Year or Quarter Ended:  9/30/2008
                                                               ---------------
                Check here if Amendment[ ]: Amendment Number:
                                                               ---------------

                          This Amendment (Check only one):
                          [ ] is a restatement
                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            MICHAEL R. MURPHY
                 ---------------------------------------------------------------
Address:         191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
                 ---------------------------------------------------------------

Form 13F File Number 28- 11638
                         -------------------------------------------------------

                 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Mark Buckley
                 ---------------------------------------------------------------
Title:           Associate
                 ---------------------------------------------------------------
Phone:           312-265-9600
                 ---------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Mark Buckley
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
11/13/2008
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
-------------------

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                       2
          --------------
Form 13F Information Table Entry Total:
                      25
          --------------
Form 13F Information Table Value Total:
           $     178,021 (thousands)
          --------------

 THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number      Name
1             28-11635                  DANIEL J. DONOGHUE
--------      --------------------      -----------------------------------
2             28-11637                  DISCOVERY GROUP I, LLC
--------      --------------------      -----------------------------------

                              13F INFORMATION TABLE
                                    9/30/2008

          COLUMN 1            COLUMN 2  COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8

          NAME OF             TITLE OF               VALUE      SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
          ISSUER               CLASS      CUSIP    (X $1000)    PRN AMT   PRN  CALL  DISCRETION   MANAGERS  SOLE    SHARED    NONE
ALLION HEALTHCARE INC           COM     019615103      7,480   1,257,069  SH        SHARED-OTHER    1, 2           1,257,069
ALLOY INC                     NEW COM   019855303      2,508     324,404  SH        SHARED-OTHER    1, 2             324,404
AMERICAN MED ALERT CORP         COM     027904101      4,715     933,747  SH        SHARED-OTHER    1, 2             933,747
ASTEC INDS INC                  COM     046224101        173       5,600  SH        SHARED-OTHER    1, 2               5,600
BOOKS-A-MILLION INC             COM     098570104      4,086     817,119  SH        SHARED-OTHER    1, 2             817,119
CYBEX INTL INC                  COM     23252E106      4,424   1,474,720  SH        SHARED-OTHER    1, 2           1,474,720
DRUGSTORE COM INC               COM     262241102     15,590   6,634,237  SH        SHARED-OTHER    1, 2           6,634,237
HAWK CORP                      CL A     420089104      6,073     301,674  SH        SHARED-OTHER    1, 2             301,674
HOME DIAGNOSTICS INC DEL        COM     437080104     13,526   1,397,343  SH        SHARED-OTHER    1, 2           1,397,343
HYPERCOM CORP                   COM     44913M105      3,210     806,571  SH        SHARED-OTHER    1, 2             806,571
JOHNSON OUTDOORS INC           CL A     479167108        518      41,087  SH        SHARED-OTHER    1, 2              41,087
MAIDENFORM BRANDS INC           COM     560305104      9,315     641,938  SH        SHARED-OTHER    1, 2             641,938
OPENTV CORP                    CL A     G67543101     17,398  12,338,736  SH        SHARED-OTHER    1, 2          12,338,736
PSYCHEMEDICS CORP             COM NEW   744375205      5,221     355,186  SH        SHARED-OTHER    1, 2             355,186
SHUTTERFLY INC                  COM     82568P304     15,551   1,618,161  SH        SHARED-OTHER    1, 2           1,618,161
SPANISH BROADCASTING SYS INC   CL A     846425882      1,520   3,999,029  SH        SHARED-OTHER    1, 2           3,999,029
SUMTOTAL SYS INC                COM     866615107      4,758   1,163,429  SH        SHARED-OTHER    1, 2           1,163,429
SUPER MICRO COMPUTER INC        COM     86800U104      3,899     432,778  SH        SHARED-OTHER    1, 2             432,778
SXC HEALTH SOLUTIONS CORP       COM     78505P100     10,484     687,507  SH        SHARED-OTHER    1, 2             687,507
TESSCO TECHNOLOGIES INC         COM     872386107      8,133     635,399  SH        SHARED-OTHER    1, 2             635,399
TIER TECHNOLOGIES INC          CL B     88650Q100     12,611   1,713,440  SH        SHARED-OTHER    1, 2           1,713,440
UNIVERSAL AMERICAN CORP         COM     913377107      9,769     801,412  SH        SHARED-OTHER    1, 2             801,412
UTAH MED PRODS INC              COM     917488108      3,037     110,240  SH        SHARED-OTHER    1, 2             110,240
VNUS MED TECHNOLOGIES INC       COM     928566108     13,784     658,564  SH        SHARED-OTHER    1, 2             658,564
YOUNG INNOVATIONS INC           COM     987520103        238      11,810  SH        SHARED-OTHER    1, 2              11,810

 TOTAL                                               178,021  39,161,200                                          39,161,200